OSTERWEIS GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Shares		Value
Common Stocks: 70.2%
Aerospace & Defense: 3.3%
14,380	L3Harris Technologies, Inc.	$3,108,237
69,685	Safran SA - ADR	2,419,463
		5,527,700

Air Freight & Logistics: 2.7%
14,850	FedEx Corp.	4,430,201

Auto Components: 1.3%
13,625	Aptiv PLC [1]	2,143,621

Banks: 4.3%
12,045	First Republic Bank	2,254,463
31,930	JPMorgan Chase & Co.	4,966,392
		7,220,855

Chemicals: 3.6%
10,215	Air Products & Chemicals, Inc.	2,938,651
20,015	International Flavors & Fragrances, Inc.	2,990,241
		5,928,892

Commercial Services & Supplies: 2.2%
30,170	Waste Connections, Inc.	3,603,203

Electric Utilities: 1.4%
32,750	NextEra Energy, Inc.	2,399,920

Equity Real Estate Investment Trusts - REITS: 4.3%
18,180	Crown Castle International Corp.	3,546,918
23,985	PS Business Parks, Inc.	3,551,699
		7,098,617

Food & Staples Retailing: 2.4%
18,493	Southeastern Grocers, Inc. [1,2]	351,367
46,660	Sysco Corp.	3,627,815
2,292,000	Tops Holding, Litigation Trust Proceeds [1,2,6]	1,721
		3,980,903

Health Care Equipment & Supplies: 3.1%
13,365	Danaher Corp.	3,586,631
3,955	Teleflex, Inc.	1,589,080
		5,175,711

Health Care Providers & Services: 1.2%
23,435	CVS Health Corp.	1,955,417

Insurance: 1.9%
31,440	The Progressive Corp.	3,087,722

Interactive Media & Services: 4.5%
3,007	Alphabet, Inc. - Class C [1]	7,536,504

Internet & Direct Marketing Retail: 1.2%
605	Amazon.com, Inc. [1]	2,081,297

IT Services: 1.9%
13,720	Visa, Inc. - Class A	3,208,010

Media: 1.3%
2,971	Charter Communications, Inc. - Class A [1]	2,143,428

Metals & Mining: 0.4%
17	Real Alloy Holding, Inc. [1,2]	661,200

Mortgage Real Estate Investment Trusts - REITS: 1.9%
56,460	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,170,229

Multiline Retail: 1.6%
12,250	Dollar General Corp.	2,650,778

Oil, Gas & Consumable Fuels: 2.4%
38,020	Chevron Corp.	3,982,215

Pharmaceuticals: 3.9%
22,515	Johnson & Johnson	3,709,121
30,880	Novartis AG - ADR	2,817,491
		6,526,612

Road & Rail: 3.7%
9,945	Old Dominion Freight Line, Inc.	2,524,041
16,690	Union Pacific Corp.	3,670,632
		6,194,673

Semiconductors & Semiconductor Equipment: 5.3%
18,810	Advanced Micro Devices, Inc. [1]	1,766,823
17,455	Analog Devices, Inc.	3,005,053
13,250	Applied Materials, Inc.	1,886,800
3,940	Monolithic Power Systems, Inc.	1,471,393
4,305	Xilinx, Inc.	622,675
		8,752,744

Software: 5.1%
28,395	Microsoft Corp.	7,692,206
6,110	Zendesk, Inc. [1]	881,917
		8,574,123

Specialty Retail: 4.3%
12,035	The Home Depot, Inc.	3,837,841
27,250	Ross Stores, Inc.	3,379,000
		7,216,841

Wireless Telecommunication Services: 1.0%
11,640	T-Mobile US, Inc. [1]	1,685,821

Total Common Stocks
(Cost $69,616,105)		116,937,237

Convertible Preferred Stocks: 1.0%
Construction & Engineering: 0.1%
250	Fluor Corp., 6.500%	266,475

Media: 0.2%
4,000	ViacomCBS, Inc., 5.750%	296,520

Road & Rail: 0.7%
10,000	Daseke, Inc., 7.625% [2]	1,152,030

Total Convertible Preferred Stocks
(Cost $1,488,000)		1,715,025

Principal Amount
Bonds: 27.3%
Corporate Bonds: 22.0%
Air Freight & Logistics: 0.4%
	Cargo Aircraft Management, Inc.
$124,000	4.750%, 02/01/2028	126,857
	XPO Logistics, Inc.
500,000	6.250%, 05/01/2025	533,775
		660,632
Auto Components: 1.3%
	American Axle & Manufacturing, Inc.
100,000	6.250%, 04/01/2025	103,496
400,000	6.250%, 03/15/2026	413,070
	The Goodyear Tire & Rubber Co.
500,000	9.500%, 05/31/2025	560,890
500,000	5.000%, 07/15/2029	524,125
	Real Hero Merger Sub 2, Inc.
500,000	6.250%, 02/01/2029	520,700
		2,122,281
Automobiles: 0.4%
	Ford Motor Co.
500,000	9.625%, 04/22/2030	718,153

Beverages: 0.2%
	Primo Water Holdings, Inc.
300,000	4.375%, 04/30/2029	300,375

Building Products: 0.5%
	Patrick Industries, Inc.
500,000	7.500%, 10/15/2027	542,493
	PGT Innovations, Inc.
250,000	6.750%, 08/01/2026	264,590
		807,083
Capital Markets: 1.1%
	Donnelley Financial Solutions, Inc.
1,000,000	8.250%, 10/15/2024	1,039,000
	Oppenheimer Holdings, Inc.
750,000	5.500%, 10/01/2025	785,962
		1,824,962
Chemicals: 0.9%
	Consolidated Energy Finance SA
1,000,000	3.869% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3]	989,384
	Olin Corp.
250,000	9.500%, 06/01/2025	311,581
250,000	5.625%, 08/01/2029	277,352
		1,578,317
Commercial Services & Supplies: 1.7%
	GFL Environmental, Inc.
220,000	5.125%, 12/15/2026	233,416
250,000	4.750%, 06/15/2029	258,800
	KAR Auction Services, Inc.
500,000	5.125%, 06/01/2025	513,725
	Pitney Bowes, Inc.
500,000	7.250%, 03/15/2029	531,940
	Quad/Graphics, Inc.
121,000	7.000%, 05/01/2022	120,267
	R.R. Donnelley & Sons Co.
676,000	7.000%, 02/15/2022	700,346
500,000	6.125%, 11/01/2026	527,555
		2,886,049
Computers & Peripherals: 0.8%
	CPI CG, Inc.
500,000	8.625%, 03/15/2026	532,635
	NCR Corp.
450,000	5.750%, 09/01/2027	477,056
250,000	5.000%, 10/01/2028	258,890
		1,268,581
Construction & Engineering: 1.6%
	Global Infrastructure Solutions, Inc.
500,000	5.625%, 06/01/2029	519,525
	Great Lakes Dredge & Dock Corp.
350,000	5.250%, 06/01/2029	361,515
	Michael Baker International
700,000	8.750%, 03/01/2023	713,125
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025	1,030,750
		2,624,915
Construction Materials: 0.5%
	Cemex SAB de CV
250,000	7.375%, 06/05/2027	281,875
	US Concrete, Inc.
500,000	5.125%, 03/01/2029	547,787
		829,662
Distributors: 0.1%
	American Builders & Contractors Supply Co., Inc.
139,000	4.000%, 01/15/2028	142,629

Diversified Consumer Services: 0.3%
	Carriage Services, Inc.
500,000	4.250%, 05/15/2029	499,905

Diversified Financial Services: 0.2%
	Burford Capital Global Finance LLC
250,000	6.250%, 04/15/2028	262,915

Diversified Telecommunication Services: 0.3%
	Lumen Technologies, Inc.
500,000	5.375%, 06/15/2029	509,108

Equity Real Estate Investment Trusts - REITS: 0.1%
	SL Green Operating Partnership L.P.
150,000	1.136% (3 Month LIBOR USD + 0.980%), 08/16/2021 [3]	150,036

Food & Staples Retailing: 1.1%
	C&S Group Enterprises LLC
500,000	5.000%, 12/15/2028	497,392
	KeHE Distributors LLC / KeHE Finance Corp.
576,000	8.625%, 10/15/2026	630,809
	United Natural Foods, Inc.
250,000	6.750%, 10/15/2028	269,548
	US Foods, Inc.
500,000	4.750%, 02/15/2029	510,648
		1,908,397
Health Care Providers & Services: 0.1%
	Owens & Minor, Inc.
250,000	4.500%, 03/31/2029	257,201

Hotels, Restaurants & Leisure: 1.0%
	Carnival Corp.
250,000	11.500%, 04/01/2023	283,131
500,000	5.750%, 03/01/2027	524,375
	Carrols Restaurant Group, Inc.
500,000	5.875%, 07/01/2029	496,250
	NCL Corp. Ltd.
250,000	12.250%, 05/15/2024	302,246
		1,606,002
Household Durables: 0.8%
	Empire Communities Corp.
250,000	7.000%, 12/15/2025	263,369
	Mattamy Group Corp.
500,000	5.250%, 12/15/2027	523,812
	The New Home Co., Inc.
500,000	7.250%, 10/15/2025	531,773
		1,318,954
Industrial Conglomerates: 0.3%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
500,000	6.250%, 05/15/2026	531,350

IT Services: 0.8%
	Alliance Data Systems Corp.
750,000	7.000%, 01/15/2026	804,937
	Unisys Corp.
500,000	6.875%, 11/01/2027	547,088
		1,352,025
Machinery: 0.7%
	Flowserve Corp.
55,000	4.000%, 11/15/2023	58,769
	Navistar International Corp.
750,000	6.625%, 11/01/2025	774,847
	Welbilt, Inc.
300,000	9.500%, 02/15/2024	314,760
		1,148,376
Media: 0.1%
	Meredith Corp.
240,000	6.875%, 02/01/2026	249,913

Metals & Mining: 1.2%
	Century Aluminum Co.
500,000	7.500%, 04/01/2028	531,240
	Coeur Mining, Inc.
500,000	5.125%, 02/15/2029	496,665
	Hecla Mining Co.
500,000	7.250%, 02/15/2028	546,875
	Real Alloy Holding, Inc.
243,104	10.146%, (3 Month LIBOR USD + 10.000%) Cash or 12.146% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [2,3]	243,104
	SunCoke Energy, Inc.
250,000	4.875%, 06/30/2029	250,000
		2,067,884
Oil, Gas & Consumable Fuels: 1.2%
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
500,000	11.000%, 04/15/2025	545,102
	Genesis Energy L.P. / Genesis Energy Finance Corp.
450,000	7.750%, 02/01/2028	464,112
	Global Partners L.P. / GLP Finance Corp.
500,000	7.000%, 08/01/2027	531,000
	Renewable Energy Group, Inc.
500,000	5.875%, 06/01/2028	524,830
		2,065,044
Paper & Forest Products: 0.2%
	Resolute Forest Products, Inc.
250,000	4.875%, 03/01/2026	259,204

Professional Services: 0.3%
	Korn Ferry
500,000	4.625%, 12/15/2027	520,138

Specialty Retail: 1.4%
	Caleres, Inc.
1,000,000	6.250%, 08/15/2023	1,007,110
	Ken Garff Automotive LLC
500,000	4.875%, 09/15/2028	511,877
	LCM Investments Holdings II LLC
300,000	4.875%, 05/01/2029	307,875
	Rent-A-Center Inc.
500,000	6.375%, 02/15/2029	537,875
		2,364,737
Textiles, Apparel & Luxury Goods: 0.2%
	The William Carter Co.
250,000	5.500%, 05/15/2025	265,263

Thrifts & Mortgage Finance: 1.1%
	Nationstar Mortgage Holdings, Inc.
250,000	6.000%, 01/15/2027	259,570
500,000	5.125%, 12/15/2030	498,500
	PennyMac Financial Services, Inc.
500,000	5.375%, 10/15/2025	527,732
	United Wholesale Mortgage LLC
500,000	5.500%, 11/15/2025	519,233
		1,805,035
Trading Companies & Distributors: 0.9%
	Avation Capital SA
440,000	8.250% Cash or 9.000% PIK, 10/31/2026	366,245
	Herc Holdings, Inc.
500,000	5.500%, 07/15/2027	527,735
	WESCO Distribution, Inc.
250,000	7.125%, 06/15/2025	270,488
250,000	7.250%, 06/15/2028	278,796
		1,443,264
Transportation Infrastructure: 0.2%
	Signature Aviation US Holdings, Inc.
400,000	4.000%, 03/01/2028	403,764

Total Corporate Bonds
(Cost $35,018,550)		36,752,154

Convertible Bonds: 5.0%
Airlines: 0.2%
	Southwest Airlines Co.
200,000	1.250%, 05/01/2025	303,875

Auto Components: 0.3%
	Horizon Global Corp.
480,000	2.750%, 07/01/2022	469,124

Automobiles: 0.3%
	Ford Motor Co.
500,000	N/A%, 03/15/2026 [7]	555,313

Consumer Finance: 0.1%
	EZCORP, Inc.
250,000	2.375%, 05/01/2025	222,825

Electronic Equipment, Instruments & Components: 0.2%
	OSI Systems, Inc.
230,000	1.250%, 09/01/2022	245,249

Energy Equipment & Services: 0.1%
	Newpark Resources, Inc.
241,000	4.000%, 12/01/2021	239,795

Health Care Equipment & Supplies: 0.3%
	CONMED Corp.
175,000	2.625%, 02/01/2024	282,844
	Haemonetics Corp.
250,000	N/A%, 03/01/2026 [7]	210,937
		493,781
Hotels, Restaurants & Leisure: 0.9%
	Carnival Corp.
425,000	5.750%,	1,166,625
	NCL Corp. Ltd.
160,000	6.000%, 05/15/2024	372,160
		1,538,785
Internet & Direct Marketing Retail: 0.2%
	Etsy, Inc.
16,000	0.125%, 10/01/2026 [1]	38,416
250,000	0.250%, 06/15/2028	276,750
		315,166
IT Services: 0.3%
	Euronet Worldwide, Inc.
370,000	0.750%, 03/14/2049	423,188

Machinery: 0.5%
	John Bean Technologies Corp.
250,000	0.250%, 05/15/2026	266,500
	The Middleby Corp.
350,000	1.000%, 09/01/2025	504,700
		771,200
Pharmaceuticals: 0.3%
	Jazz Investments I Ltd.
350,000	2.000%, 06/15/2026	467,250

Real Estate Management & Development: 0.1%
	Colliers International Group, Inc.
100,000	4.000%, 06/01/2025	205,437

Software: 0.9%
	Rapid7, Inc.
500,000	0.250%, 03/15/2027	557,200
	Tyler Technologies, Inc.
250,000	0.250%, 03/15/2026	274,500
	Zendesk, Inc.
450,000	0.625%, 06/15/2025	660,906
		1,492,606
Thrifts & Mortgage Finance: 0.3%
	EZCORP, Inc.
550,000	2.875%, 07/01/2024	525,938

Total Convertible Bonds
(Cost $6,350,044)		8,269,532

Private Mortgage Backed Obligations: 0.3%
Diversified Financial Services: 0.3%
	HAS Capital Income Opportunity Fund II
642,000	8.000%, 12/31/2024 (Cost $642,000 Acquisition Dates 06/10/2016, 09/19/2016) [2,5]	504,805

Total Private Mortgage Backed Obligations
(Cost $642,000)		504,805

Total Bonds
(Cost $42,010,594)		45,526,491

Shares
Warrants: 0.0% [8]
Trading Companies & Distributors: 0.0% [8]
8,750	Avation PLC, Warrants (Expiration Date 10/31/2026, Exercise Price 114.5 GBp) [1,2]	4,056
Total Warrants
(Cost $–)		4,056

Short-Term Investments: 1.1%
Money Market Funds: 1.1%

1,841,573	Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.006% [4]	1,841,573

Total Money Market Funds
(Cost $1,841,573)		1,841,573
Total Short-Term Investments
(Cost $1,841,573)		1,841,573
Total Investments in Securities: 99.6%
(Cost $114,956,272)		166,024,382
Other Assets in Excess of Liabilities: 0.4%		611,731
Total Net Assets: 100.0%		$166,636,113

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
PIK -	Payment In Kind
USD -	United States Dollar

[1]	Non-income producing security.
[2]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]	Variable rate security; rate shown is the rate in effect on June 30, 2021.
[4]	Annualized seven-day effective yield as of June 30, 2021.
[5]	Security considered restricted. As of June 30, 2021, the value of the restricted securities was $504,805 or 0.3% of net assets.
[6]	Not a readily marketable security.
[7]	Zero Coupon Security.
[8]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Osterweis Growth & Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$115,922,949	$–	$1,014,288	$116,937,237
Convertible Preferred Stocks[1]	296,520	266,475	1,152,030	1,715,025
Corporate Bonds[1]	–	36,509,050	243,104	36,752,154
Convertible Bonds[1]	–	8,269,532	–	8,269,532
Private Mortgage Backed Obligations [1]	–	–	504,805	504,805
Warrants [1]	–	–	4,056	4,056
Short-Term Investments	1,841,573	–	–	1,841,573
Total Assets:	$118,061,042	$45,045,057	$2,918,283	$166,024,382

[1] See Schedule of Investments for industry breakouts.

The Following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Warrants	Total
Balance as of March 31, 2021	$898,707	$-	$243,104	$497,928	$4,637	$1,644,376
Acquisitions	-	-	-	-	-	-
Dispositions	-	-	-	-	-	-
Accrued discounts/premiums	-	-	207	-	-	207
Realized gain (loss)	-	-	-	-	-	-
Change in unrealized appreciation/depreciation	115,581	-	(207)	6,877	-	122,251
Transfer in and/or out of Level 3	-	1,152,030	-	-	-	1,152,030
Balance as of June 30, 2021	$1,014,288	$1,152,030	$243,104	$504,805	$4,637	$2,918,864

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2021	$115,581	$-	$(207)	$6,877	$-	$122,251

Type of Security	Fair Value at 6/30/21	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$19.00
	$1,014,288	Estimated Proceeds	Market Data	$0.0007514
Convertible Preferred Stock	$1,152,030	Convertible Valuation Model	Adjustment to yield	200 bps
Corporate Bonds		Issue Price	Market Data	$100.00
	$243,104	Comparable Securities	Adjustment to yield	150 bps
Private Mortgage Backed Obligations	$504,805	Discounted Cash Flow	Adjustment to yield	344 bps
Warrants	$4,637	Black Scholes	Volatility	45%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.